Financial results (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial income or loss

	2024	2023	2022
Financial income
Interest income	1,256	1,469	1,050
Inflation indexation income on tax assets	105	51	16
Adjustment to present value - appropriation	273	139	146
Other	85	19	162
	1,719	1,678	1,374

Financial expenses
Interest expenses	(5,173)	(3,969)	(3,125)
Adjustment to present value - appropriation	(920)	(616)	(581)
Interest expenses on leases	(264)	(281)	(203)
Other	(496)	(723)	(1,157)
	(6,853)	(5,589)	(5,066)

Derivatives and exchange rate variations, net
On financial assets	1,115	(751)	(522)
On financial liabilities	(12,668)	1,351	(50)
Gain on derivatives	66	83	636
Losses on derivatives	(33)	(172)	(597)
	(11,520)	511	(533)

Total	(16,654)	(3,400)	(4,225)

Schedule of effects from exchange variation

	End of year rate			Average rate
								Variation
	2024	2023	Variation	2024	2023	2022	2024/2023	2023/2022
U.S. dollar - Brazilian real	6.1923	4.8413	27.91%	5.3920	4.9953	5.1655	7.94%	-3.29%
Euro - Brazilian real	6.4363	5.3516	20.27%	5.8340	5.4023	5.4420	7.99%	-0.73%
Mexican peso - Brazilian real	0.2986	0.2856	4.55%	0.2940	0.2816	0.2569	4.41%	9.61%
U.S. dollar - Mexican peso	20.7505	16.9596	22.35%	18.1605	17.7913	20.1249	2.08%	-11.60%